Howard & Majewski LLP

May 23, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Artio Global Equity Fund, Inc. (the “Fund”) File No. 811-06017

Dear Sir/Madam:

On behalf of the above referenced Fund, transmitted herewith for filing pursuant to Rule 14a-6(a) of Regulation 14A under the Securities Exchange Act of 1934 (the “1934 Act”) is a preliminary copy of the Notice and Proxy Statement to be sent to stockholders in connection with the Special Meeting of Shareholders of the Fund to be held on July 26, 2012. The close of business on May 31, 2012 is the record date for the determination of stockholders entitled to notice of and to vote at the meeting or any adjournments thereof. The meeting will be held for the following purposes:

1.	To elect Directors of the Fund;

2.	To consider the elimination of the fundamental investment policy of the Fund prohibiting the Fund from investing more than 35% of its net assets in emerging market securities;

3.

To consider the elimination of the fundamental investment policy of the Fund requiring the Fund to invest at least 40% of its total assets in no fewer than three different countries outside of the U.S.; and

4.	To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

Pursuant to Rule 14a-6(i)(2) of the 1934 Act, no fee is required for this filing.

Please contact the undersigned at 646-737-4951 in connection with any questions or comments regarding the filing.

Sincerely,

/s/ Thomas M. Majewski

Thomas M. Majewski